Net Loss before Income Tax Based on Jurisdictions (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
United States	$ (32,524)	$ (6,321)
Foreign	(194)	(380)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest, Total	$ (32,718)	$ (6,701)